Equity (Policies)	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
Forfeitures
On April 1, 2017, we made an accounting policy election to account for actual forfeitures, rather than estimate forfeitures each period (as previously required). As a result, the cumulative effect adjustment, which represents the differential between the amount of compensation expense previously recorded and the amount that would have been recorded without assuming forfeitures, had no impact on our consolidated financial statements.

Service Awards
Service Awards are valued at the average of the high/low sales price as of the grant date less the present value of the expected distribution stream over the vesting period using a risk-free interest rate. We record the expense for each Service Award on a straight-line basis over the requisite period for the entire award (that is, over the requisite service period of the last separately vesting portion of the award), ensuring that the amount of compensation cost recognized at any date at least equals the portion of the grant-date value of the award that is vested at that date.